Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables And Accruals [Abstract]
Accrued Expenses

3.	ACCRUED EXPENSES
As of March 31, 2023 and December 31, 2022, accrued expenses consisted of the following:

	March 31,	December 31,
	2023	2022
Bonus	$1,409,860	$1,094,582
Professional fees	709,454	332,589
Research and development costs	357,469	516,961
Other	162,251	159,269

Total accrued expenses	$2,639,034	$2,103,401

3.	ACCRUED EXPENSES
As of December 31, 2022 and 2021, accrued expenses consisted of the following:

	December 31,	December 31,
	2022	2021
Bonus	$1,094,582	$384,750
Professional fees	332,589	380,277
Research and development costs	516,961	268,140
Deferred compensation to former officers	—	111,271
Other	159,269	41,157

Total accrued expenses	$2,103,401	$1,185,595

Deferred Compensation Agreements
As of December 31, 2022 and December 31, 2021, the Company had $0 and $111,271, respectively, of deferred compensation due to certain employees and officers of the Company pursuant to deferred compensation agreements executed during fiscal 2020 and 2019 as part of a non-qualified deferred compensation plan. Pursuant to the deferred compensation agreements, the employees had deferred a portion of their annual base salary to be paid upon a Qualified Fund Raising. The Qualified Fund Raising was achieved during July 2021. Upon this event, the employees’ salaries were increased up to the market rates set forth in their respective agreements, and all amounts were paid to the employees. The remaining deferred compensation balance as of December 31, 2021 relates to amounts incurred for employees who were no longer with the Company as of the payout date. During the year ended December 31, 2021, the Company accrued $193,379 in deferred compensation. The Company paid $457,749 in cash and issued 268,769 options with a total fair value of $296,264 during the year ended December 31, 2021, to settle a portion of the deferred compensation balance totaling $743,167. The fair value of the options issued in excess of the deferred compensation balance settled totaling $10,846 was recorded as stock-based compensation expense which is presented within general and administrative expenses on the statement of operations for the year ended December 31, 2021.
Accrued Bonus
During the year ended December 31, 2022 and 2021, the Company accrued $1,094,582 and $384,750, respectively, in bonus expense relating to employees and officers of the Company. On April 16, 2021, the 2020 accrued bonus balance was settled by issuance of 713,536 stock options with a total fair value of $786,531. The fair value of the options issued in excess of the accrued bonus balance totaled $6,531 and was recorded as stock-based compensation expense which is presented within general and administrative expenses on the statement of operations for the year ended December 31, 2021. The 2021 accrued bonus was paid in cash in August of 2022.